FAIR VALUE MEASUREMENT (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Average forward exchange rate			1.2740
Unrealized gain in foreign exchange gain (loss)	$ 564	$ 485
Foreign Exchange Forward | Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount purchased			$ 25.5